Other payables - Derivative financial instruments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities
Settlement foreign currency put and call contracts		€ 3,027
Recognition premium income		368
Foreign currency option
Financial liabilities
Opening value at January 1	€ 10	654
Fair value adjustments	90	2,721
Settled contracts	10
Exchange rate difference		30
Closing value at December 31	90	10
Foreign currency forwards
Financial assets.
Opening value at January 1	1
Settled contracts	1
Fair value adjustments	343	1
Closing value at December 31	€ 343	€ 1